Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Schedule of Disaggregation of Revenue	Revenue for the Company’s major product lines consists of the following (in thousands):

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2022	2021	2020
Revenue by Product Lines
Betting Technology, Content and Services	$209,251	$177,201	$110,618
Media Technology, Content and Services	82,698	48,312	23,055
Sports Technology and Services	49,080	37,222	16,066

Total	$341,029	$262,735	$149,739

Geographical regions are determined based on the region in which the customer is headquartered or domiciled. Revenues by geographical market consists of the following (in thousands):

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2022	2021	2020
Revenue by geographical market:
Europe	$184,128	$175,731	$119,393
Americas	132,924	69,278	20,419
Rest of the world	23,977	17,726	9,927

Total	$341,029	$262,735	$149,739